LONG-TERM LOANS (Details 1) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
January 1, 2018 - December 31, 2018	$ 384
January 1, 2019 - December 31, 2019	20,585
January 1, 2020 - December 31, 2020	204
January 1, 2021 - December 31, 2021	150
January 1, 2022 and onwards	281
long-term loans	$ 21,604